UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Prudential Global Total Return Fund, Inc. f/k/a Dryden Global Total Return, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2010

Date of reporting period:	4/30/2010

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT	APRIL 30, 2010

Prudential Global Total Return Fund, Inc.

(Formerly known as Dryden Global Total Return Fund, Inc.)

Fund Type Global bond Objective Total return made up of current income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements

as of April 30, 2010, were not audited

and, accordingly, no auditor’s opinion is

expressed on them.

Prudential Investments, Prudential Financial, and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

June 14, 2010

Dear Shareholder:

Recently we announced the renaming of JennisonDryden, Prudential Financial’s mutual fund family, to Prudential Investments. As a result of this change, each of our funds has been renamed to feature “Prudential” as part of its new name. The name of your fund has changed from the Dryden Global Total Return Fund, Inc. to the Prudential Global Total Return Fund, Inc.

While the name of your fund has changed, its investment objectives and portfolio management team remain the same. No action is required on your part. If you participate in an automatic investment plan, your account continues to be invested in the Fund under its new name.

Featuring the Prudential name in our funds creates an immediate connection to the experience and heritage of Prudential, a name recognized by millions for helping people grow and protect their wealth.

On the following pages, you will find your fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the fund’s holdings at period-end. If you have questions about your fund or the renaming of our mutual fund family, please contact your financial professional or visit our website at www.prudentialfunds.com.

Sincerely,

Judy A. Rice, President

Prudential Global Total Return Fund, Inc.

Prudential Global Total Return Fund, Inc.	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 4.50% (Class A shares). Gross operating expenses: Class A, 1.47%; Class B, 2.17%; Class C, 2.17%; Class Z, 1.17%. Net operating expenses: Class A, 1.35%; Class B, 2.10%; Class C, 1.85%; Class Z, 1.10%, after contractual and voluntary reduction. The distribution fees for Class A and Class C shares are contractually reduced through 2/28/2011.

Cumulative Total Returns (Without Sales Charges) as of 4/30/10
	Six Months	One Year	Five Years	Ten Years
Class A	1.53%	23.46%	25.92%	77.02%
Class B	1.14	22.55	21.23	65.04
Class C	1.28	22.97	22.92	68.24
Class Z	1.65	23.68	27.46	81.38
Citigroup WGBI—Unhedged	–3.67	5.88	23.99	92.80
Lipper Average	3.07	17.34	25.18	90.71

Average Annual Total Returns (With Sales Charges) as of 3/31/10
		One Year	Five Years	Ten Years
Class A		21.43%	3.78%	5.09%
Class B		21.19	3.79	4.84
Class C		25.63	4.24	5.04
Class Z		27.55	5.03	5.85
Citigroup WGBI—Unhedged		6.31	4.78	6.47
Lipper Average		19.94	4.81	6.29

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge. The returns, distributions, and yields in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2	Visit our website at www.prudentialfunds.com

Benchmark Definitions

Citigroup World Government Bond Index (WGBI)

The Citigroup World Government Bond Index (WGBI) is an unhedged and unmanaged market capitalization-weighted index consisting of the government bond markets of 23 countries that are selected based on market capitalization and investability criteria. All issues have a remaining maturity of at least one year.

Lipper Global Income Funds Average

The Lipper Global Income Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Global Income Funds category for the periods noted. Funds in the Lipper Average invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States.

Investors cannot invest directly in an index. The returns for Citigroup WGBI—Unhedged would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Distributions and Yields as of 4/30/10
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.59	2.93%
Class B	0.57	2.33
Class C	0.58	2.59
Class Z	0.60	3.31

Five Largest Holdings expressed as a percentage of net assets as of 4/30/10
Japan Government Twenty Year Bonds, 2.200%, 3/20/30	3.1%
Italian Government Bonds, 6.000%, 5/1/31	2.1
United States Treasury Notes, 3.625%, 2/15/20	2.1
LB-UBS Commercial Mortgage Trust, Ser. 2007-C6, Class A2, 5.845%, 7/15/40	1.7
Cia Energetica de Sao Paulo, Sr. Notes, M.T.N., 144A, 9.750%, 1/15/15	1.7

Holdings are subject to change.

Prudential Global Total Return Fund, Inc.	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2009, at the beginning of the period, and held through the six-month period ended April 30, 2010. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

4	Visit our website at www.prudentialfunds.com

Hypothetical Example for Comparison Purposes

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Global Total Return Fund, Inc.		Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,015.30	1.35%	$6.75
	Hypothetical	$1,000.00	$1,018.10	1.35%	$6.76

Class B	Actual	$1,000.00	$1,011.40	2.10%	$10.47
	Hypothetical	$1,000.00	$1,014.38	2.10%	$10.49

Class C	Actual	$1,000.00	$1,012.80	1.85%	$9.23
	Hypothetical	$1,000.00	$1,015.62	1.85%	$9.25

Class Z	Actual	$1,000.00	$1,016.50	1.10%	$5.50
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2010, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential Global Total Return Fund, Inc.	5

Portfolio of Investments

as of April 30, 2010 (Unaudited)

Principal Amount (000)		Description	Value (Note 1)

	LONG-TERM INVESTMENTS 96.4%

	Australia 0.9%
AUD	1,240	GE Capital Australia Funding, Gtd. Notes, M.T.N., 6.000%, 4/15/15	$1,079,736

	Brazil 2.2%
BRL	1,000	Brazil Notas do Tesouro Nacional Serie F, Notes, 10.000%, 1/1/14	533,917
	2,850	Cia Energetica de Sao Paulo, Sr. Notes, M.T.N., 144A, 9.750%, 1/15/15	2,055,049

			2,588,966

	Colombia 0.2%
COP	345,000	Republic of Colombia, 9.850%, 6/28/27	219,526

	Denmark 0.8%
DKK	5,000	Denmark Government Bond, 4.000%, 11/15/17	953,230

	Eurobonds 7.1%
EUR	150	Belgium Government Bond, 4.000%, 3/28/17	213,265
	150	Citigroup, Inc., Sub. Notes, M.T.N., 4.750%, 5/31/17(d)	192,039
	100	Deutsche Bundesrepublik, 3.750%, 1/4/19	142,183
	300	Fortis Bank SA (Belgium), Jr. Sub. Notes, 6.500%, 9/29/49(d)	387,093
	1,750	Hellenic Republic Government Bonds, 4.000%, 8/20/13	1,758,947
	610	4.300%, 7/20/17	578,032
	1,150	5.500%, 8/20/14	1,184,513
	1,625	Italian Government Bonds, 6.000%, 5/1/31	2,516,083
	500	Portugal Obrigacoes do Tesouro OT, 4.450%, 6/15/18	639,822

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	7

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Principal Amount (000)		Description	Value (Note 1)

	Eurobonds (cont’d.)
EUR	560	Spanish Government Bond, 5.750%, 7/30/32	$842,513

			8,454,490

	Hungary 1.9%
HUF	142,000	Hungary Government Bonds, 6.500%, 6/24/19	698,279
	200,000	6.750%, 2/24/17	1,015,087
	110,000	8.000%, 2/12/15	589,646

			2,303,012

	Japan 9.3%
JPY	107,000	Japan Government Twenty Year Bonds, 1.900%, 3/20/29	1,118,970
	338,000	2.200%, 3/20/30	3,681,162
	104,050	Japanese Government Bonds, 1.700%, 6/20/33	1,015,305
	79,000	2.100%, 9/20/24	881,490
	140,000	2.300%, 3/20/26	1,587,530
	83,250	2.500%, 9/20/37	952,236
	182,040	Japanese Government CPI Linked Bond, 1.400%, 6/10/18	1,919,525

			11,156,218

	Mexico 0.8%
MXN	5,530	Mexican Government Bonds, 8.000%, 12/17/15	471,469
	4,880	10.000%, 11/20/36	486,484

			957,953

	Norway 0.2%
NOK	1,470	Norwegian Government & Sovereign Bond, 5.000%, 5/15/15	273,122

	Poland 0.3%
PLN	925	Poland Government Bond, 5.500%, 10/25/19	310,160

See Notes to Financial Statements.

8	Visit our website at www.prudentialfunds.com

Principal Amount (000)		Description	Value (Note 1)

	Sweden 0.4%
SEK	2,860	Sweden Government Bond, 6.750%, 5/5/14	$466,772

	United Kingdom 3.3%
GBP	410	ING Bank NV (Netherlands), Sub. Notes, M.T.N., 7.000%, 10/5/10	636,352
	140	QBE Insurance Group Ltd. (Australia), Sr. Unsec’d. Notes, 10.000%, 3/14/14	259,088
	425	United Kingdom Treasury Bonds, 4.250%, 6/7/32	634,050
	1,220	4.750%, 12/7/30(b)	1,944,605
	190	4.750%, 12/7/38	303,880
	95	6.000%, 12/7/28	175,335

			3,953,310

	United States 69.0%

	Non-Residential Mortgage Asset-Backed Securities 5.3%
USD	673	ARES CLO Funds (Cayman Islands), Ser. 2003-7AW, Class A1A, 144A, 0.599%, 5/8/15(d)	649,576
	500	Citibank Credit Card Issuance Trust, Ser. 2005-C2, Class C2, 0.733%, 3/24/17(d)	460,765
	300	Citibank Credit Card Issuance Trust, Ser. 2005-C3, Class C3, 0.664%, 7/15/14(d)	291,032
	1,000	Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1, 0.656%, 2/20/15(d)	959,520
	970	Katonah Ltd. (Cayman Islands), Ser. 7A, Class A2, 144A 0.510%, 11/15/17(d)	878,105
	200	MBNA Credit Card Master Note Trust, Ser. 2002-C3, Class C3, 1.604%, 10/15/14(d)	199,158
	1,520	Ser. 2004-C2, Class C2, 1.154%, 11/15/16(d)	1,467,231

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	9

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Principal Amount (000)		Description	Value (Note 1)

	United States (Continued)

	Non-Residential Mortgage Asset-Backed Securities (cont’d.)
USD	400	Ser. 2006-C1, Class C1, 0.674%, 7/15/15(d)	$386,614
	429	Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2004-3A, Class A1LA, 144A, 0.665%, 2/15/16(d)	411,712
	179	Railcar Leasing LLC, Ser. 1, Class A2, 144A, 7.125%, 1/15/13	185,742
	464	Venture CDO Ltd. (Cayman Islands), Ser. 2003-1A, Class A1, 144A, 0.805%, 1/21/16(c)(d)	441,679

			6,331,134

	Residential Mortgage Asset-Backed Securities 8.0%
	400	ACE Securities Corp., Ser. 2004-FM1, Class M1, 1.163%, 9/25/33(d)	337,641
	449	Aegis Asset Backed Securities Trust, Ser. 2004-2, Class A5, 0.713%, 6/25/34(d)	415,007
	400	Ameriquest Mortgage Securities, Inc., Ser. 2004-R8, Class M1, 0.903%, 9/25/34(d)	324,627
	500	Argent Securities, Inc., Ser. 2004-W6, Class M1, 0.813%, 5/25/34(d)	400,282
	362	Bear Stearns Asset Backed Securities Trust, Ser. 2004-HE2, Class M1, 0.863%, 3/25/34(d)	272,706
	378	Bear Stearns Asset Backed Securities Trust, Ser. 2004-HE3, Class M2, 1.988%, 4/25/34(d)	294,467
	310	Chase Funding Loan Acquisition Trust, Ser. 2004-AQ1, Class A2, 0.663%, 5/25/34(d)	272,985
	351	Citigroup Mortgage Loan Trust, Inc., Ser. 2004-OPT1, Class A2, 0.623%, 10/25/34(d)	326,103

See Notes to Financial Statements.

10	Visit our website at www.prudentialfunds.com

Principal Amount (000)		Description	Value (Note 1)

	United States (Continued)

	Residential Mortgage Asset-Backed Securities (cont’d.)
USD	382	Countrywide Asset-Backed Certificates, Ser. 2002-5, Class MV1, 1.763%, 3/25/33(d)	$325,367
	421	Fremont Home Loan Trust, Ser. 2004-1, Class M1, 0.938%, 2/25/34(d)	356,570
	355	GSAMP Trust, Ser. 2004-FM1, Class M1, 1.238%, 11/25/33(d)	314,008
	400	HSBC Home Equity Loan Trust Asset Backed Certificates, Ser. 2007-2, Class A4, 0.556%, 7/20/36(d)	291,917
	616	Home Equity Asset Trust, Ser. 2004-3, Class M1, 1.118%, 8/25/34(d)	492,878
	197	Home Equity Asset Trust, Ser. 2005-5, Class 2A2, 0.513%, 11/25/35(d)	191,343
	600	Long Beach Mortgage Loan Trust, Ser. 2004-3, Class M1, 0.833%, 7/25/34(d)	465,081
	375	Mastr Asset Backed Securities Trust, Ser. 2004-OPT2, Class A1, 0.613%, 9/25/34(d)	292,181
	300	Merrill Lynch Mortgage Investors, Inc., Ser. 2004-HE2, Class M1, 1.063%, 8/25/35(d)	223,726
	469	Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M1, 1.313%, 9/25/33(d)	352,987
	505	Ser. 2004-NC1, Class M1, 1.313%, 12/27/33(d)	433,636
	437	Ser. 2004-OP1, Class M1, 0.843%, 11/25/34(d)	348,532
	814	Ser. 2004-WMC1, Class M1, 1.193%, 6/25/34(d)	693,619
	380	Ser. 2004-WMC2, Class M1, 1.178%, 7/25/34(d)	310,741

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	11

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Principal Amount (000)		Description	Value (Note 1)

	United States (Continued)

	Residential Mortgage Asset-Backed Securities (cont’d.)
USD	383	Morgan Stanley Dean Witter Capital I, Ser. 2002-AM3, Class A3, 1.243%, 2/25/33(d)	$314,082
	586	New Century Home Equity Loan Trust, Ser. 2003-4, Class M1, 1.388%, 10/25/33(d)	498,025
	395	Option One Mortgage Loan Trust, Ser. 2003-6, Class A2, 0.593%, 11/25/33(d)	328,461
	230	Popular ABS Mortgage Pass-Through Trust, Ser. 2004-4, Class M1, 5.181%, 9/25/34	157,850
	233	Saxon Asset Securities Trust, Ser. 2004-2, Class MF1, 5.500%, 8/25/35	142,771
	106	Structured Asset Investment Loan Trust, Ser. 2004-2, Class A4, 0.968%, 3/25/34(d)	84,064
	376	Ser. 2004-8, Class A8, 0.763%, 9/25/34(d)	317,105

			9,578,762

	Bank Loans(c)(d) 3.9%
	82	Capital Safety Group Ltd., 2.520%, 7/20/15	72,847
	218	3.020%, 7/20/16	194,154
	37	Charter Communications Operating LLC, Term B, Refi. 2.300%, 3/6/14	35,249
	302	Charter Communications Operating LLC, Term C, Refi. 3.550%, 9/6/16	288,552
	300	Davita, Inc., 1.773%, 10/5/12	296,000
	119	Discovery Communications, Inc., 5.576%, 5/14/14	119,635
	294	Enterprise Group Holdings LP, 2.528%, 11/8/14	291,060
	9	Fidelity National Information Services, 4.506%, 1/18/12	8,976

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Principal Amount (000)		Description	Value (Note 1)

	United States (Continued)

	Bank Loans (cont’d.)
USD	293	First Data Corp., 3.014%, 9/24/14	$263,005
	227	Flextronics International Ltd., 2.542%, 10/1/14	218,746
	65	2.553%, 10/1/14	62,858
	130	Georgia Pacific, 2.267%, 12/20/12	128,728
	56	HCA, Inc., 2.540%, 11/18/13	54,187
	134	3.540%, 3/21/17	132,570
	161	Motorcity Casino, 8.500%, 7/13/12	159,193
	192	Mylan, Inc., 3.563%, 10/2/14	191,573
	146	NRG Energy, Inc., 0.190%, 2/1/13	143,326
	222	2.036%, 2/1/13	217,062
	75	Pilot Travel Center LLC, 0.500%, 12/31/15	75,455
	389	PTS Acquisitions Corp., 2.513%, 4/10/14	369,226
	643	Royalty Pharma Finance Trust, 2.540%, 4/16/13	638,357
	107	Sensata Technologies, 2.079%, 4/27/13	103,434
	7	SunGard Data System, Inc., 2.001%, 2/28/14	6,373
	168	3.875%, 2/28/16	167,311
	48	Sun Healthcare Group, 2.190%, 4/11/14	46,321
	216	2.349%, 4/11/14	206,793
	58	Warner Chilcott Corp., 5.500%, 10/30/14	57,975
	44	5.750%, 4/30/15	44,451
	27	5.750%, 4/30/15	26,694

			4,620,111

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	13

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Principal Amount (000)		Description	Value (Note 1)

	United States (Continued)

	Commercial Mortgage-Backed Securities 8.3%
USD	650	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class A2, 5.589%, 9/15/40	$674,170
	600	CS First Boston Mortgage Securities Corp., Ser. 2005-C5, Class A4, 5.100%, 8/15/38(d)	623,369
	400	CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3, 6.015%, 5/15/46(d)	415,223
	600	Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A5, 5.224%, 4/10/37(d)	609,520
	650	Ser. 2007-GG9, Class A2, 5.381%, 3/10/39	669,465
	430	GS Mortgage Securities Corp II, Ser. 2007-GG10, Class A2 5.778%, 8/10/45(d)	444,435
	545	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class A3A1, 4.871%, 10/15/42	554,298
	1,000	Ser. 2005-LDP5, Class A4, 5.344%, 12/15/44(d)	1,050,295
	650	Ser. 2007-LD12, Class A2, 5.827%, 2/15/51	673,519
	1,993	LB-UBS Commercial Mortgage Trust, Ser. 2007-C6, Class A2, 5.845%, 7/15/40	2,068,948
	650	Merrill Lynch Mortgage Trust, Ser. 2008-C1, Class A2, 5.425%, 2/12/51	681,084
	740	Morgan Stanley Capital 1, Ser. 2005-IQ9, Class A4, 4.660%, 7/15/56	765,802
	650	Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C34, Class A2, 5.569%, 5/15/46	671,735

			9,901,863

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Principal Amount (000)		Description	Value (Note 1)

	United States (Continued)

	Corporate Bonds 31.2%
USD	250	AES Corp. (The), Sr. Unsec’d. Notes, 8.000%, 10/15/17	$257,500
	350	Affiliated Computer Services, Inc., Sr. Unsec’d. Notes, 4.700%, 6/1/10	350,438
	250	Allied World Insurance Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes, 7.500%, 8/1/16	272,604
	250	Altria Group, Inc., Gtd. Notes, 9.950%, 11/10/38	338,570
	140	American Express Co., Sr. Unsec’d. Notes, 8.125%, 5/20/19	171,471
	300	American International Group, Inc., Sr. Unsec’d. Notes, M.T.N., 5.850%, 1/16/18	279,256
	250	Amphenol Corp., Sr. Unsec’d. Notes, 4.750%, 11/15/14	259,897
	50	Anadarko Petroleum Corp., Unsec’d. Notes, 6.200%, 3/15/40	50,610
	250	Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 4.125%, 1/15/15	259,538
	225	8.000%, 11/15/39, 144A	292,232
	250	ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes, 6.125%, 6/1/18	269,497
	400	Ashtead Holdings PLC (United Kingdom), Sec’d. Notes, 144A, 8.625%, 8/1/15	408,000
	400	Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes, 5.750%, 12/1/14	421,436
	400	Bank of America Corp., Sub. Notes, 4.750%, 8/15/13	414,809

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	15

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Principal Amount (000)		Description	Value (Note 1)

	United States (Continued)

	Corporate Bonds (cont’d.)
USD	200	Bear Stearns Cos., Inc., (The), Sr. Unsec’d. Notes, 7.250%, 2/1/18	$230,723
	300	Block Financial LLC, Gtd. Notes, 7.875%, 1/15/13	339,632
	300	Blount, Inc., Gtd. Notes, 8.875%, 8/1/12	303,000
	325	Cablevision Systems Corp., Sr. Notes, 144A, 8.625%, 9/15/17	342,875
	77	Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes, 6.500%, 5/15/18	85,521
	115	Capital One Financial Corp., Sub. Notes, 6.150%, 9/1/16	122,577
	145	Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, M.T.N., 5.850%, 9/1/17(g)	158,612
	500	CBS Corp., Gtd. Notes, 8.200%, 5/15/14	587,769
	300	CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A, 7.750%, 5/1/17	326,250
	225	Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, 144A, 6.750%, 11/15/39	254,722
	200	CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes, 6.625%, 11/1/37	214,498
	140	Chubb Corp., Jr. Sub. Notes, 6.375%, 3/29/67(d)	140,175
	600	Citigroup, Inc., Sr. Unsec’d. Notes, 6.500%, 8/19/13	649,059
	110	8.125%, 7/15/39	131,092

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Principal Amount (000)		Description	Value (Note 1)

	United States (Continued)

	Corporate Bonds (cont’d.)
USD	400	CMS Energy Corp., Sr. Unsec’d. Notes, 8.500%, 4/15/11	$420,759
	250	ConAgra Foods, Inc., Sr. Unsec’d. Notes, 7.000%, 4/15/19	291,388
	720	Continental Airlines, Inc., Pass-thru Certs., 7.487%, 10/2/10	727,199
	360	Coventry Health Care, Inc., Sr. Unsec’d. Notes, 6.125%, 1/15/15	367,078
	500	CRH America, Inc., Gtd. Notes, 5.625%, 9/30/11	524,744
	110	8.125%, 7/15/18	131,966
	200	CVS Caremark Corp., Sr. Unsec’d. Notes, 6.125%, 9/15/39	205,094
	253	Delta Air Lines, Inc., Pass-Thru Certs., 6.821%, 8/10/22	258,497
	300	DirecTV Holdings LLC / DirecTV Financing Co., Inc., Gtd. Notes, 4.750%, 10/1/14	317,175
	75	Dow Chemical Co. (The), Sr. Unsec’d. Notes, 5.900%, 2/15/15	82,264
	250	7.600%, 5/15/14	290,333
	300	8.550%, 5/15/19	366,575
	175	9.400%, 5/15/39	241,466
	350	Duke Energy Corp., Sr. Unsec’d. Notes, 6.300%, 2/1/14	392,902
	600	Duke Realty LP, Sr. Unsec’d. Notes, 5.625%, 8/15/11	620,199

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	17

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Principal Amount (000)		Description	Value (Note 1)

	United States (Continued)

	Corporate Bonds (cont’d.)
USD	500	Embarq Corp., Sr. Unsec’d. Notes, (original cost $452,244; date purchased 08/11/06-01/12/09) 7.082%, 6/1/16(c)(f)	$551,414
	300	Enel Finance International SA (Luxembourg), Gtd. Notes, 144A, 6.000%, 10/7/39	282,322
	250	ERAC USA Finance LLC, Gtd. Notes, 144A, (original cost $273,750; date purchased 02/09/10) 6.375%, 10/15/17(c)(f)	279,216
	300	Express Scripts, Inc., Gtd. Notes, 6.250%, 6/15/14	336,448
	250	Felcor Lodging LP, Sr. Sec’d. Notes, 10.000%, 10/1/14	261,250
	250	GameStop Corp./GameStop, Inc., Gtd. Notes, 8.000%, 10/1/12	259,375
	225	Gannett Co., Inc., Sr. Unsec’d. Notes, 5.750%, 6/1/11	230,063
	100	6.375%, 4/1/12	102,750
	85	Goldman Sachs Group, Inc. (The), Sub. Notes, 6.750%, 10/1/37	82,417
	75	Harley-Davidson Funding Corp., Gtd. Notes, 144A, 5.750%, 12/15/14	76,849
	210	HCA, Inc., Sr. Sec’d. Notes, PIK 9.625%, 11/15/16	228,375
	25	Hess Corp., Sr. Unsec’d. Notes, 6.000%, 1/15/40	25,415
	295	Hess Corp., Sr. Unsec’d. Notes, 7.000%, 2/15/14	338,941

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Principal Amount (000)		Description	Value (Note 1)

	United States (Continued)

	Corporate Bonds (cont’d.)
USD	130	Historic TW, Inc., Gtd. Notes, 6.625%, 5/15/29	$139,618
	150	Hospira, Inc., Sr. Unsec’d. Notes, 5.550%, 3/30/12	160,687
	250	Hospitality Properties Trust, Sr. Unsec’d. Notes, 7.875%, 8/15/14	275,349
	225	HSBC Holdings PLC (United Kingdom), Sub. Notes, 6.500%, 9/15/37	238,437
	150	6.800%, 6/1/38	163,803
	250	International Lease Finance Corp., M.T.N. Sr. Unsec’d. Notes, 5.750%, 6/15/11	249,472
	75	International Paper Co., Sr. Unsec’d. Notes, 7.300%, 11/15/39	83,152
	150	7.500%, 8/15/21	176,191
	150	JPMorgan Chase & Co., Sr. Unsec’d. Notes, 6.000%, 1/15/18	161,734
	100	Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes, 5.850%, 9/15/12	108,738
	170	7.300%, 8/15/33	196,565
	75	Kraft Foods, Inc., Sr. Unsec’d. Notes, 6.500%, 2/9/40	80,713
	75	6.875%, 2/1/38	84,358
	100	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, M.T.N., 6.875%, 5/2/18(e)	22,250
	300	Lennar Corp., Gtd. Notes, 5.950%, 10/17/11	313,875
	70	Liberty Mutual Group, 144A, Sr. Unsec’d. Notes, 7.500%, 8/15/36	69,749

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	19

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Principal Amount (000)		Description	Value (Note 1)

	United States (Continued)

	Corporate Bonds (cont’d.)
USD	30	Lincoln National Corp., Jr. Sub. Notes, 6.050%, 4/20/67(d)	$26,100
	80	Lincoln National Corp., Sr. Unsec’d. Notes, 6.150%, 4/7/36	79,892
	200	8.750%, 7/1/19	249,486
	245	Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes, 144A, 5.800%, 1/13/20	242,814
	200	Lorillard Tobacco Co., Gtd. Notes, 8.125%, 6/23/19	225,626
	260	Masco Corp., Sr. Unsec’d. Notes, 7.125%, 8/15/13	280,827
	125	Mead Johnson Nutrition Co., Sr. Unsec’d. Notes, 144A, 3.500%, 11/1/14	126,608
	450	MeadWestvaco Corp., Sr. Unsec’d. Notes, 7.375%, 9/1/19	502,605
	600	Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, 5.450%, 2/5/13	638,149
	65	6.050%, 8/15/12, M.T.N.	69,746
	100	MetLife, Inc., Sr. Unsec’d. Notes, 7.717%, 2/15/19	118,431
	150	Mirant Americas Generation LLC, Sr. Unsec’d. Notes, 8.300%, 5/1/11	154,125
	170	Morgan Stanley, Sr. Unsec’d. Notes, M.T.N., 5.625%, 9/23/19	167,666
	120	MUFG Capital Finance 1 Ltd., Bank Gtd. Notes, 6.346%, 7/29/49(d)	119,234

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Principal Amount (000)		Description	Value (Note 1)

	United States (Continued)

	Corporate Bonds (cont’d.)
USD	200	Newmont Mining Corp., Gtd. Notes, 6.250%, 10/1/39	$209,220
	395	News America, Inc., Gtd. Notes, 6.150%, 3/1/37	404,410
	190	6.900%, 8/15/39	212,374
	150	North American Energy Alliance LLC / North American Energy Alliance Finance Corp., Sr. Sec’d. Notes, 144A, (original cost $146,609; date purchased 09/22/09) 10.875%, 6/1/16(f)	159,750
	75	Northwest Pipeline GP, Sr. Unsec’d. Notes, 6.050%, 6/15/18	82,497
	50	Northwestern Mutual Life Insurance, Notes, 144A, 6.063%, 3/30/40	51,644
	105	Oncor Electric Delivery Co., First Mtge. Bonds, 6.800%, 9/1/18	120,728
	515	Orion Power Holdings, Inc., Sr. Unsec’d. Notes, 12.000%, 5/1/10	515,000
	100	Peco Energy Co., First. Ref. Mtge., 5.350%, 3/1/18	107,174
	200	Pioneer Natural Resources Co., Sr. Unsec’d. Notes, 6.875%, 5/1/18	206,359
	100	Progressive Corp, (The), Jr. Sub. Notes, 6.700%, 6/15/37(d)	99,096
	175	ProLogis, Sr. Unsec’d. Notes, 7.375%, 10/30/19	181,886
	50	Public Service Co. of New Mexico, Sr. Unsec’d. Notes, 7.950%, 5/15/18	53,349

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	21

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Principal Amount (000)		Description	Value (Note 1)

	United States (Continued)

	Corporate Bonds (cont’d.)
USD	100	Qwest Capital Funding, Inc., Gtd. Notes, 7.250%, 2/15/11	$102,750
	250	Qwest Corp., Sr. Unsec’d. Notes, 7.875%, 9/1/11	265,313
	200	8.375%, 5/1/16	228,000
	200	8.875%, 3/15/12	218,500
	600	R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes, 4.950%, 4/1/14	618,604
	450	8.600%, 8/15/16	508,174
	190	Rainbow National Services LLC, 144A, Gtd. Notes, 10.375%, 9/1/14	199,500
	250	Ralcorp Holdings, Inc., Gtd. Notes, 144A, 6.625%, 8/15/39	249,806
	1	Realogy Corp., Gtd. Notes, PIK, 11.000%, 4/15/14	1,062
	300	Reynolds American, Inc., Gtd. Notes, 6.750%, 6/15/17	323,731
	150	Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, 6.400%, 10/21/19	153,942
	600	Sealed Air Corp., Sr. Unsec’d. Notes, 144A, 5.625%, 7/15/13	635,897
	250	Senior Housing Properties Trust, Sr. Unsec’d. Notes, 7.875%, 4/15/15	253,750
	50	8.625%, 1/15/12	52,375
	250	Service Corp. International, Sr. Unsec’d. Notes, 7.000%, 6/15/17	247,500
	95	Simon Property Group LP, Sr. Unsec’d. Notes, 4.200%, 2/1/15	96,464
	350	5.300%, 5/30/13	375,310
	125	6.750%, 5/15/14	139,689

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Principal Amount (000)		Description	Value (Note 1)

	United States (Continued)

	Corporate Bonds (cont’d.)
USD	60	SLM Corp., Sr. Notes, 8.000%, 3/25/20	$57,750
	510	Sr. Unsec’d. Notes, M.T.N., 5.050%, 11/14/14	472,521
	225	8.450%, 6/15/18	224,823
	240	Sprint Capital Corp., Gtd. Notes, 7.625%, 1/30/11	246,300
	150	8.375%, 3/15/12	158,250
	300	Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes, 7.875%, 5/1/12	326,250
	250	Sungard Data Systems, Inc., Gtd. Notes, 10.250%, 8/15/15	263,438
	300	SunTrust Banks, Inc., Sr. Unsec’d. Notes, 5.250%, 11/5/12	318,173
	210	Teachers Insurance & Annuity Association of America, Notes, 144A, 6.850%, 12/16/39	236,789
	50	Teck Resources Ltd. (Canada), Sr. Sec’d. Notes, 10.250%, 5/15/16	60,250
	150	10.750%, 5/15/19	186,750
	250	Telefonica Emisiones SAU (Spain), Gtd. Notes, 5.134%, 4/27/20	250,248
	100	Textron, Inc., Sr. Unsec’d. Notes, 5.600%, 12/1/17	102,788
	200	7.250%, 10/1/19	219,916
	195	Time Warner Cable, Inc., Gtd. Notes, 6.750%, 7/1/18	221,086
	300	8.750%, 2/14/19	375,900
	99	Time Warner Cos., Inc., Gtd. Notes, 6.950%, 1/15/28	109,627

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	23

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Principal Amount (000)		Description	Value (Note 1)

	United States (Continued)

	Corporate Bonds (cont’d.)
USD	420	Toll Brothers Finance Corp., Gtd. Notes, 5.150%, 5/15/15	$422,086
	200	TransAlta Corp. (Canada), Sr. Unsec’d. Notes, 6.650%, 5/15/18	222,842
	110	Travelers Cos, Inc. (The), Jr. Sub. Notes, 6.250%, 3/15/37(d)	108,182
	90	Tyson Foods, Inc., Gtd. Notes, 7.850%, 4/1/16	97,650
	133	United Airlines, Inc., Pass-Thru Certs., 6.636%, 7/2/22	125,423
	200	United States Steel Corp., Sr. Unsec’d. Notes, 5.650%, 6/1/13	203,500
	235	UnitedHealth Group, Inc., Sr. Unsec’d. Notes, 6.625%, 11/15/37	250,370
	245	Unum Group, Sr. Unsec’d. Notes, 7.125%, 9/30/16	269,160
	150	USB Capital XIII Trust, Ltd. Gtd. Notes, 6.625%, 12/15/39	157,742
	80	Vale Overseas Ltd. (Cayman Islands), Gtd. Notes, 6.875%, 11/21/36	83,986
	125	6.875%, 11/10/39	131,152
	85	Verizon Communications, Inc., Sr. Unsec’d. Notes, 6.400%, 2/15/38	91,017
	175	8.950%, 3/1/39	241,382
	55	Viacom, Inc., Sr. Unsec’d. Notes, 4.375%, 9/15/14	57,744
	135	6.250%, 4/30/16	151,477

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Principal Amount (000)		Description	Value (Note 1)

	United States (Continued)

	Corporate Bonds (cont’d.)
USD	75	6.750%, 10/5/37	$79,282
	90	6.875%, 4/30/36	98,423
	200	Visant Holding Corp., Sr. Notes, 8.750%, 12/1/13	204,000
	150	Vivendi SA (France), Sr. Unsec’d. Notes, 144A, 5.750%, 4/4/13	162,870
	200	Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes, 5.000%, 8/15/14	210,269
	200	WEA Finance LLC / WT Finance Ltd., Gtd. Notes, 144A, 5.750%, 9/2/15	216,216
	223	Williams Cos., Inc., Sr. Unsec’d. Notes, 7.875%, 9/1/21	266,941
	70	Wyeth, Gtd. Notes, 6.450%, 2/1/24	81,361
	225	Xerox Corp., Sr. Unsec’d. Notes, 4.250%, 2/15/15	229,957
	600	XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes, 6.500%, 1/15/12	636,740

			37,455,322

	Emerging Market Bonds 2.0%
	260	Empresa Nacional de Electricidad SA (Chile), Unsub. Notes, 8.350%, 8/1/13	295,564
	240	Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes, 5.875%, 1/14/15	260,439
	100	8.125%, 1/21/14	116,370
	500	Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes, RegS 9.250%, 4/23/19	590,624

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	25

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Principal Amount (000)		Description	Value (Note 1)

	United States (Continued)

	Emerging Market Bonds (cont’d.)
USD	250	Gaz Capital SA for Gazprom (Luxembourg), Sr. Unsec’d. Notes, 144A, 9.250%, 4/23/19	$295,313
	415	Gazprom International SA (Luxembourg), Gtd. Notes, RegS 7.201%, 2/1/20	438,874
	380	RSHB Capital SA for OJSC Russian Agricultural Bank, Sec’d. Notes, 144A, 7.125%, 1/14/14	408,386

			2,405,570

	Municipal Bonds 1.2%
	75	California St. Build America Bonds, 7.625%, 3/1/40	83,729
	115	California St. Build America Bonds, Taxable Var. Purp. GO, 7.500%, 4/1/34	125,302
	100	Chicago Ill. Brd. Ed., Build America Bonds, Taxable Ser. E, 6.138%, 12/1/39	103,163
	60	City of Chicago IL, Hare International Arpt., Build America Bonds, 6.395%, 1/1/40	63,260
	125	Metropolitan Government of Nashville & Davidson Cnty., Convention Center Auth., Build America Bonds, 6.731%, 7/1/43	133,813
	100	New Jersey St. Tpk. Auth. Tpk. Rev., Build America Bonds, Taxable, Ser. F, Issuer Subsidy. Rev., 7.414%, 1/1/40	121,728
	250	New York NY, Build America Bonds, 5.968%, 3/1/36	256,922
	150	University Calif. Rev. Build America Bonds, 5.770%, 5/15/43	151,326
	250	University TX. Perm. Univ. Build America Bonds, 5.262%, 7/1/39	247,914
	150	Utah St. Build America Bonds, Ser. D, GO, 4.554%, 7/1/24	151,776

			1,438,933

	Sovereign Bonds 4.4%
	715	Republic of Colombia, 11.750%, 2/25/20	1,040,325

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Principal Amount (000)		Description	Value (Note 1)

	United States (Continued)

	Sovereign Bonds (cont’d.)
USD	1,000	Republic of Panama, 7.125%, 1/29/26	$1,150,000
	300	7.250%, 3/15/15	345,750
	650	Republic of Poland, 6.375%, 7/15/19	716,435
	215	Republic of Qatar, 144A, 6.400%, 1/20/40	225,213
	1,325	Republic of Russia, RegS 7.500%, 3/31/30	1,517,691
	300	Republic of Venezuela, 9.250%, 9/15/27	233,250

			5,228,664

	Structured Note 0.2%
	220	Dow Jones CDX HY, Series 5-T3, 144A, 8.250%, 12/29/10	222,990

	United States Government Obligations 4.5%
	1,250	United States Treasury Bond 4.375%, 11/15/39(b)	1,218,750
	1,000	United States Treasury Notes 1.750%, 4/15/13	1,007,500
	290	2.500%, 3/31/15	291,450
	420	2.500%, 4/30/15	421,541
	2,465	3.625%, 2/15/20	2,457,682

			5,396,923

		Total United States investments	82,580,272

		Total long-term investments (cost $108,980,341)	115,296,767

	SHORT-TERM INVESTMENTS 2.5%

Shares

	Affiliated Money Market Mutual Fund 1.5%
	1,839,231	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(a) (cost $1,839,231)	1,839,231

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	27

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Notional Amount (000)		Description	Value (Note 1)

	OUSTANDING OPTIONS PURCHASED* 1.0%

	Put Options
USD	2,499	United States Dollar/Brazilian Real, expiring 01/26/11 @ 2.0015	$277,007
	1,261	United States Dollar/Brazilian Real, expiring 10/27/10 @ 1.870	78,733
	3,600	United States Dollar/Hungarian Forint, expiring 4/05/11 @ 202.35	185,844
	3,783	United States Dollar/New Turkish Lira, expiring 10/22/10 @ 1.5655	182,412
	1,976	United States Dollar/Romanian New Lei, expiring 12/02/10 @ 3.039	51,265
	3,152	United States Dollar/Russian Rouble, expiring 10/21/10 @ 31.06	205,244
	1,261	United States Dollar/South African Rand, expiring 11/02/10 @ 8.4395	162,056

		Total outstanding options purchased (cost $1,196,029)	1,142,561

		Total short-term investments (cost $3,035,260)	2,981,792

		Total Investments(h) 98.9% (cost $112,015,601; Note 5)	118,278,559
		Other assets in excess of liabilities(i) 1.1%	1,373,941

		Net Assets 100.0%	$119,652,500

Portfolio securities are classified according to the security’s currency denomination. The following abbreviations are used in the portfolio descriptions:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNY—Chinese Yuan Renminbi

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

INR—Indian Rupee

IDR—Indonesian Rupiah

JPY—Japanese Yen

KRW—South Korean Won

KZT—Kazakhstan Tenge

MXN—Mexican Nuevo Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish New Zloty

RON—Romanian New Lei

SEK—Swedish Krona

SGD—Singapore Dollar

TRY—New Turkish Lira

TWD—New Taiwan Dollar

USD—United States Dollar

ZAR—South African Rand

CPI—Consumer Price Index

GO—General Obligation

M.T.N.—Medium Term Note

PIK—Payment-In-Kind

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(b)	All or partial principal amount segregated as initial margin on financial futures contracts.
(c)	Indicates a security that has been deemed illiquid.
(d)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2010.
(e)	Represents issuer in default on interest payments; non-income producing security.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $872,603. The aggregate market value of $990,380 is approximately 0.8% of net assets.
(g)	All or portion of security is segregated as collateral for swap contracts.
(h)	As of April 30, 2010, 1 security representing $411,712 and 0.3% of net assets was fair valued in accordance with the policies adopted by the Board of Directors.
(i)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, credit default swaps and interest rate swap agreements of:

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	29

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Open futures contracts outstanding as of April 30, 2010:

Number of Contracts	Types	Expiration Date	Value at April 30, 2010	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
11	Long Gilt	Jun. 10	$1,951,344	$1,921,621	$29,723
24	Euro-Buxl 30 YR	Jun. 10	3,328,416	3,200,397	128,019
9	CAN 10 Yr. Bond	Jun. 10	1,043,355	1,055,953	(12,598)
81	Euro-Bund	Jun. 10	13,464,770	13,269,157	195,613
58	Euro-BOBL	Jun. 10	9,124,810	9,032,603	92,207
54	10-Yr. U.S. T-Notes	Jun. 10	6,366,937	6,294,358	72,579
	Short Positions:
49	U.S. Long Bond	Jun. 10	5,834,063	5,717,697	(116,366)
7	U.S. Ultra Bond	Jun. 10	868,219	845,898	(22,321)
6	Euro-Schatz	Jun. 10	872,287	868,880	(3,407)
43	2-Yr. U.S. T-Notes	Jun. 10	9,355,859	9,323,791	(32,068)
95	5-Yr. U.S. T-Notes	Jun. 10	11,006,641	10,910,851	(95,790)

					$235,591

Forward foreign currency exchange contracts outstanding as of April 30, 2010:

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2010	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 05/20/10	UBS AG	AUD	2,409,892	$2,219,546	$2,224,665	$5,119
Expiring 05/20/10	UBS AG	AUD	37,200	34,262	34,341	79
British Pound,
Expiring 05/26/10	JPMorgan	GBP	3,312,097	5,089,269	5,067,096	(22,173)
Expiring 05/26/10	Citibank NA	GBP	236,194	363,346	361,348	(1,998)
Canadian Dollar,
Expiring 05/19/10	UBS AG	CAD	4,817,526	4,821,986	4,742,859	(79,127)
Expiring 05/19/10	JPMorgan	CAD	181,039	180,085	178,233	(1,852)
Chilean Peso,
Expiring 05/04/10	Citibank NA	CLP	160,714,772	302,300	309,692	7,392
Expiring 05/04/10	Citibank NA	CLP	158,769,000	299,000	305,943	6,943
Expiring 05/04/10	Citibank NA	CLP	157,685,670	303,300	303,855	555
Expiring 05/04/10	Citibank NA	CLP	129,276,000	243,000	249,111	6,111
Expiring 07/19/10	Morgan Stanley	CLP	323,066,842	616,305	622,356	6,051
Chinese Yuan Renminbi,
Expiring 05/04/10	UBS AG	CNY	3,960,514	582,900	580,401	(2,499)

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2010	Unrealized Appreciation (Depreciation)
Expiring 10/27/10	UBS AG	CNY	1,672,717	$252,200	$247,692	$(4,508)
Expiring 03/30/11	Goldman Sachs	CNY	3,982,885	597,000	594,948	(2,052)
Colombian Peso,
Expiring 05/24/10	UBS AG	COP	1,158,734,525	596,057	591,595	(4,462)
Expiring 05/24/10	UBS AG	COP	702,622,200	363,300	358,726	(4,574)
Czech Koruna,
Expiring 05/21/10	Goldman Sachs	CZK	16,974,735	901,829	881,708	(20,121)
Euro,
Expiring 05/21/10	UBS AG	EUR	221,000	298,082	294,273	(3,809)
Expiring 05/21/10	UBS AG	EUR	225,600	302,275	300,398	(1,877)
Expiring 05/26/10	UBS AG	EUR	6,758,227	8,997,058	8,999,082	2,024
Expiring 05/21/10	Goldman Sachs	EUR	272,800	363,214	363,247	33
Expiring 05/21/10	JPMorgan	EUR	272,300	364,197	362,581	(1,616)
Expiring 05/26/10	JPMorgan	EUR	316,000	422,649	420,778	(1,871)
Expiring 05/26/10	Goldman Sachs	EUR	270,831	361,200	360,631	(569)
Expiring 05/21/10	UBS AG	EUR	148,300	195,417	197,469	2,052
Expiring 05/21/10	UBS AG	EUR	223,000	293,850	296,936	3,086
Expiring 05/26/10	JPMorgan	EUR	318,100	419,969	423,574	3,605
Expiring 05/21/10	UBS AG	EUR	265,600	350,650	353,660	3,010
Expiring 05/04/10	Morgan Stanley	EUR	219,406	292,403	292,133	(270)
Expiring 05/26/10	Goldman Sachs	EUR	674,264	898,300	897,833	(467)
Hungarian Forint,
Expiring 05/21/10	JPMorgan	HUF	47,710,022	241,628	235,686	(5,942)
Expiring 05/21/10	JPMorgan	HUF	85,469,481	424,566	422,216	(2,350)
Indian Rupee,
Expiring 05/24/10	UBS AG	INR	13,785,323	297,900	310,041	12,141
Expiring 05/24/10	UBS AG	INR	27,743,035	606,604	623,959	17,355
Expiring 05/24/10	Morgan Stanley	INR	27,743,035	606,936	623,959	17,023
Expiring 05/24/10	Goldman Sachs	INR	17,149,520	375,181	385,704	10,523
Expiring 05/24/10	Goldman Sachs	INR	10,795,395	240,700	242,795	2,095
Indonesian Rupiah,
Expiring 06/30/10	UBS AG	IDR	8,461,031,600	919,977	928,446	8,469
Japanese Yen,
Expiring 05/26/10	JPMorgan	JPY	1,784,138,359	19,182,675	18,997,973	(184,702)
Expiring 05/26/10	UBS AG	JPY	38,694,912	415,402	412,034	(3,368)
Kazakhstan Tenge,
Expiring 12/15/10	Morgan Stanley	KZT	89,229,600	612,000	611,203	(797)
Malaysian Ringgit,
Expiring 06/10/10	UBS AG	MYR	4,781,571	1,438,218	1,497,951	59,733
Expiring 06/10/10	UBS AG	MYR	806,517	243,000	252,662	9,662
Expiring 06/10/10	UBS AG	MYR	808,704	243,000	253,348	10,348

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	31

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2010	Unrealized Appreciation (Depreciation)
Expiring 06/10/10	UBS AG	MYR	983,115	$300,000	$307,986	$7,986
Expiring 06/10/10	UBS AG	MYR	962,315	299,600	301,470	1,870
Expiring 06/10/10	UBS AG	MYR	777,123	242,200	243,454	1,254
Mexican Nuevo Peso,
Expiring 05/19/10	UBS AG	MXN	24,347,064	1,987,936	1,973,462	(14,474)
Norwegian Krone,
Expiring 05/21/10	JPMorgan	NOK	14,299,530	2,416,805	2,421,613	4,808
Expiring 05/21/10	JPMorgan	NOK	2,142,440	361,290	362,820	1,530
Expiring 05/21/10	Citibank NA	NOK	1,070,111	180,710	181,222	512
New Taiwan Dollar,
Expiring 06/29/10	UBS AG	TWD	22,716,615	720,214	730,661	10,447
Expiring 06/29/10	UBS AG	TWD	11,241,565	359,500	361,576	2,076
Expiring 06/29/10	JPMorgan	TWD	5,633,134	179,800	181,185	1,385
Expiring 06/29/10	UBS AG	TWD	7,548,526	242,200	242,792	592
New Turkish Lira,
Expiring 05/28/10	Goldman Sachs	TRY	1,940,474	1,297,576	1,297,781	205
New Zealand Dollar,
Expiring 05/20/10	UBS AG	NZD	2,597,286	1,835,762	1,885,326	49,564
Expiring 05/20/10	JPMorgan	NZD	430,728	303,900	312,658	8,758
Expiring 05/20/10	JPMorgan	NZD	333,563	240,800	242,128	1,328
Peruvian Nuevo Sol,
Expiring 6/15/10	UBS AG	PEN	523,945	184,488	183,943	(545)
Expiring 6/15/10	UBS AG	PEN	858,438	302,800	301,373	(1,427)
Philippine Peso,
Expiring 06/18/10	UBS AG	PHP	50,069,471	1,088,585	1,119,775	31,190
Polish New Zloty,
Expiring 05/21/10	JPMorgan	PLN	9,340,930	3,223,789	3,162,856	(60,933)
Romanian New Lei,
Expiring 05/21/10	UBS AG	RON	1,126,117	364,157	362,143	(2,014)
Singapore Dollar,
Expiring 05/20/10	Morgan Stanley	SGD	2,537,610	1,844,399	1,851,855	7,456
South African Rand,
Expiring 05/28/10	Morgan Stanley	ZAR	2,711,380	364,801	365,255	454
South Korean Won,
Expiring 06/15/10	UBS AG	KRW	1,512,666,301	1,333,874	1,362,971	29,097
Expiring 06/15/10	UBS AG	KRW	202,095,200	179,800	182,096	2,296
Expiring 06/15/10	UBS AG	KRW	268,982,700	241,500	242,364	864
Expiring 06/15/10	UBS AG	KRW	270,413,878	242,200	243,654	1,454
Swedish Krona,
Expiring 05/21/10	Citibank NA	SEK	3,033,269	424,136	418,809	(5,327)
Expiring 05/21/10	Goldman Sachs	SEK	18,100,291	2,532,444	2,499,139	(33,305)

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2010	Unrealized Appreciation (Depreciation)
Expiring 05/21/10	Citibank NA	SEK	1,311,952	$180,989	$181,144	$155
Swiss Franc,
Expiring 05/21/10	Morgan Stanley	CHF	2,535,018	2,374,560	2,356,311	(18,249)
Expiring 05/21/10	UBS AG	CHF	392,900	361,964	365,202	3,238
Expiring 05/21/10	Goldman Sachs	CHF	257,972	239,786	239,786	—

				$83,625,301	$83,499,951	$(125,350)

Sales Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at April 30, 2010	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 10/29/10	UBS AG	BRL	1,179,035	$630,500	$648,268	$(17,768)
Expiring 07/28/10	UBS AG	BRL	3,317,411	1,840,961	1,869,371	(28,410)
British Pound,
Expiring 05/21/10	Goldman Sachs	GBP	156,800	239,785	239,890	(105)
Chilean Peso,
Expiring 05/04/10	UBS AG	CLP	125,922,600	243,000	242,649	351
Expiring 05/04/10	UBS AG	CLP	157,456,000	302,800	303,413	(613)
Expiring 05/04/10	Morgan Stanley	CLP	323,066,842	615,952	622,539	(6,587)
Chinese Yuan Renminbi,
Expiring 05/04/10	UBS AG	CNY	1,654,951	243,000	242,528	472
Expiring 05/04/10	UBS AG	CNY	2,305,563	338,406	337,873	533
Expiring 10/27/10	UBS AG	CNY	1,672,717	248,214	247,693	521
Expiring 03/30/11	UBS AG	CNY	2,410,169	363,300	360,022	3,278
Colombian Peso,
Expiring 05/24/10	Citibank NA	COP	1,158,734,525	595,383	591,595	3,788
Expiring 05/24/10	Citibank NA	COP	439,461,000	227,700	224,368	3,332
Czech Koruna,
Expiring 05/21/10	UBS AG	CZK	5,713,083	302,275	296,751	5,524
Expiring 05/21/10	JPMorgan	CZK	6,923,331	364,196	359,614	4,582
Expiring 05/21/10	UBS AG	CZK	4,424,796	228,000	229,834	(1,834)
Danish Krone,
Expiring 05/21/10	JPMorgan	DKK	665,170	120,279	118,979	1,300
Euro,
Expiring 05/04/10	Citibank NA	EUR	219,406	299,000	292,133	6,867
Expiring 04/07/11	UBS AG	EUR	1,340,500	1,808,335	1,785,974	22,361
Expiring 05/21/10	Citibank NA	EUR	314,400	424,136	418,640	5,496
Expiring 05/26/10	UBS AG	EUR	455,224	605,300	606,165	(865)
Expiring 05/26/10	Citibank NA	EUR	272,800	363,346	363,253	93
Expiring 05/21/10	UBS AG	EUR	272,300	364,157	362,581	1,576

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	33

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Sales Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at April 30, 2010	Unrealized Appreciation (Depreciation)
Expiring 05/21/10	JPMorgan	EUR	180,700	$241,628	$240,611	$1,017
Expiring 05/26/10	Morgan Stanley	EUR	225,600	299,770	300,403	(633)
Expiring 05/26/10	UBS AG	EUR	314,900	415,402	419,313	(3,911)
Expiring 05/26/10	UBS AG	EUR	457,927	604,500	609,764	(5,264)
Expiring 05/26/10	UBS AG	EUR	274,502	360,900	365,520	(4,620)
Expiring 05/21/10	Citibank NA	EUR	136,500	180,709	181,757	(1,048)
Expiring 05/21/10	Citibank NA	EUR	136,500	180,989	181,757	(768)
Expiring 05/19/10	JPMorgan	EUR	136,500	180,085	181,755	(1,670)
Expiring 05/21/10	JPMorgan	EUR	318,400	424,567	423,966	601
Expiring 05/26/10	Morgan Stanley	EUR	219,406	292,416	292,156	260
Hungarian Forint,
Expiring 05/21/10	Goldman Sachs	HUF	412,489,711	2,088,449	2,037,685	50,764
Expiring 05/21/10	UBS AG	HUF	60,158,710	293,850	297,182	(3,332)
Expiring 05/21/10	UBS AG	HUF	50,930,298	246,600	251,594	(4,994)
Expiring 05/21/10	UBS AG	HUF	72,171,488	350,650	356,525	(5,875)
Japanese Yen,
Expiring 05/26/10	JPMorgan	JPY	39,749,861	422,649	423,267	(618)
Expiring 05/26/10	Goldman Sachs	JPY	34,027,072	361,800	362,329	(529)
Expiring 05/26/10	JPMorgan	JPY	39,560,474	419,970	421,250	(1,280)
Expiring 05/21/10	UBS AG	JPY	33,987,421	361,964	361,890	74
Expiring 05/26/10	JPMorgan	JPY	45,292,207	481,300	482,283	(983)
New Turkish Lira,
Expiring 05/28/10	UBS AG	TRY	459,194	302,300	307,107	(4,807)
Philippine Peso,
Expiring 06/18/10	UBS AG	PHP	16,257,675	363,300	363,593	(293)
Polish Zloty,
Expiring 05/21/10	UBS AG	PLN	866,342	298,082	293,345	4,737
Expiring 05/21/10	UBS AG	PLN	585,325	195,417	198,192	(2,775)
Romanian New Lei,
Expiring 05/21/10	UBS AG	RON	1,085,068	351,200	348,942	2,258
Expiring 05/21/10	JPMorgan	RON	1,177,257	380,448	378,589	1,859
Swiss Franc,
Expiring 05/21/10	Goldman Sachs	CHF	391,053	363,214	363,486	(272)
Expiring 05/21/10	JPMorgan	CHF	259,326	240,800	241,041	(241)

				$21,470,984	$21,449,435	$21,549

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Credit default swap agreements outstanding as of April 30, 2010:

Counterparty	Termination Date	Notional Amount (000)(2)	Fixed Rate	Underlying Bond	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues—Buy Protection(1):
Barclays Bank PLC	6/20/2011	$225	5.000%	Gannett Co., Inc., 6.375%, due 04/01/12	$(11,703)	$(3,983)	$(7,720)
Citibank NA	3/20/2012	600	5.000	XL Capital Ltd., 5.250%, due 09/15/14	(51,602)	(22,962)	(28,640)
Citibank NA	6/20/2014	500	1.000	CBS Corp. 4.625%, due 5/15/18	(1,839)	32,531	(34,370)
Credit Suisse International	3/20/2015	420	1.000	Toll Brothers Finance Corp., 5.150%, due 05/15/15	9,281	2,402	6,879
Deutsche Bank AG	3/20/2012	100	5.000	Gannett Co., Inc., 6.375%, due 04/01/12	(7,506)	(2,075)	(5,431)
Deutsche Bank AG	6/20/2013	600	1.000	Sealed Air Corp., 5.625%, due 07/15/13	(3,751)	8,052	(11,803)
Deutsche Bank AG	9/20/2013	260	1.000	Masco Corp., 6.125%, due 10/03/16	1,601	8,337	(6,736)
Deutsche Bank AG	6/20/2014	600	1.000	R.R. Donnelley & Sons Co., 4.950%, due 4/01/14	12,231	40,028	(27,797)
Deutsche Bank AG	3/20/2014	250	7.050	Starwood Hotels & Resorts Holdings, Inc., 7.875%, due 05/01/12	(57,258)	—	(57,258)
Deutsche Bank AG	3/20/2018	250	3.700	American International Group, Inc., 6.250%, due 5/01/36	(13,478)	—	(13,478)
Goldman Sachs International	3/20/2014	350	0.700	Duke Energy Corp., 5.650%, due 06/15/13	(2,610)	—	(2,610)
Goldman Sachs International	3/20/2014	350	6.600	Simon Property Group LP, 5.250%, due 12/1/16	(75,324)	—	(75,324)
JPMorgan Chase Bank	6/20/2014	510	5.000	SLM Corp., 5.125%, due 8/27/12	(24,776)	82,393	(107,169)
JPMorgan Chase Bank	9/20/2016	450	1.000	R.R. Donnelley & Sons Co., 4.950%, due 04/01/14	23,217	51,140	(27,923)
JPMorgan Chase Bank	9/20/2019	450	1.000	Westvaco Corp., 7.950%, due 02/15/31	14,709	8,317	6,392

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	35

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Counterparty	Termination Date	Notional Amount (000)(2)	Fixed Rate	Underlying Bond	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues—Buy Protection(1) (cont’d.)
Merrill Lynch Capital Services	9/20/2016	$90	1.730%	Tyson Foods, Inc., 7.850%, due 04/01/16	$(427)	$—	$(427)

					$(189,235)	$204,180	$(393,415)

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer or credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest rate swap agreements outstanding as of April 30, 2010:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank, PLC(b)	3/25/2012	$4,950	1.476%	3 Month LIBOR	$15,034	$—	$15,034
Barclays Bank, PLC(b)	4/27/2013	2,020	2.860	3 Month LIBOR	2,672	—	2,672
Citibank NA(a)	8/10/2019	1,200	4.034	3 Month LIBOR	(56,309)	—	(56,309)
Citibank NA(a)	4/27/2020	625	3.823	3 Month LIBOR	(9,400)	—	(9,400)
Merrill Lynch Capital Services(a)	1/20/2014	4,000	1.972	3 Month LIBOR	(6,431)	—	(6,431)
Morgan Stanley Capital Services(a)	4/23/2020	63,500	1.381	3 Month LIBOR	(2,325)	—	(2,325)
Morgan Stanley Capital Services(b)	4/23/2030	71,740	2.103	3 Month LIBOR	3,988	—	3,988
Morgan Stanley Capital Services(a)	4/23/2040	26,600	2.231	3 Month LIBOR	(1,785)	—	(1,785)

					$(54,556)	$—	$(54,556)

(a)	The Fund pays the fixed rate and receives the floating rate.
(b)	The Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Non-Residential Mortgage Asset-Backed Securities	$—	$5,919,422	$411,712
Residential Mortgage Asset-Backed Securities	—	9,578,762	—
Bank Loans	—	4,620,111	—
Commercial Mortgage-Backed Securities	—	9,901,863	—
Corporate Bonds	—	37,455,322	—
Emerging Market Bonds	—	2,405,570	—
Foreign Corporate Bonds	—	4,609,357	—
Foreign Government Bonds	—	28,107,138	—
Municipal Bonds	—	1,438,933	—
Outstanding Options Purchased	—	1,142,561	—
Sovereign Bonds	—	5,228,664	—
Structured Note	—	222,990	—
United States Government Obligations	—	5,396,923	—
Affiliated Money Market Mutual Fund	—	1,839,231	—
Other Financial Instruments*
Futures	235,591	—	—
Forward Foreign Currency Contracts	—	(103,801)	—
Credit Default Swap Agreements	—	(393,415)	—
Interest Rate Swap Agreements	—	(54,556)	—

Total	$235,591	$117,315,075	$411,712

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	37

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

As of April 30, 2010 and October 31, 2009, the Fund’s use of significant unobservable inputs (Level 3) in determining the value of investments was immaterial to the Fund.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2010 was as follows:

Foreign Government Obligations	23.5%
Commercial Mortgage-Backed Securities	8.3
Residential Mortgage Asset-Backed Securities	8.0
Non-Residential Mortgage Asset-Backed Securities	5.3
Banking	4.6
United States Government Obligations	4.5
Non Corporate	4.4
Foreign Agency	3.5
Media & Entertainment	3.2
Electric	2.8
Healthcare & Pharmaceutical	2.8
Insurance	2.8
Telecommunications	2.2
Non Captive Finance	2.0
Capital Goods	1.6
Real Estate Investment Trusts	1.6
Technology	1.6
Affiliated Money Market Mutual Fund	1.5
Building Materials & Construction	1.4
Cable	1.3
Foods	1.2
Municipal Bonds	1.2
Metals	1.0
Options	1.0
Airlines	0.9
Chemicals	0.8
Paper	0.8
Pipelines & Others	0.8
Tobacco	0.7
Energy—Integrated	0.5
Healthcare Insurance	0.5
Lodging	0.5
Packaging	0.5
Energy—Other	0.4
Retailers	0.4
Consumer	0.3
Structured Note	0.2
Automotive	0.1

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Industry (cont’d.)
Gaming	0.1%
Railroad	0.1

98.9
Other assets in excess of liabilities	1.1

Net Assets	100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative Instruments as of April 30, 2010 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on swaps	$13,271		Unrealized depreciation on swaps	$406,686
Credit contracts	Premiums for swaps purchased	233,200		Premiums for swaps written	29,020
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	483,572		Unrealized depreciation on forward foreign currency contracts	587,373
Foreign exchange contracts	Unaffiliated investments	1,142,561		N/A	N/A
Interest rate contracts	Due from broker—variation margin	518,141	*	Due from broker—variation margin	282,550	*
Interest rate contracts	Unrealized appreciation on swaps	21,694		Unrealized depreciation on swaps	76,250

Total		$2,412,439			$1,381,879

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	39

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Forward Contracts	Futures	Swaps	Purchased Options	Total
Credit contracts	$—	$—	$(108,435)	$—	$(108,435)
Equity contracts	—	—	—	—	—
Foreign exchange contracts	(3,426,653)	—	—	(740,855)	(4,167,508)
Interest rate contracts	—	931,513	(142,782)	(4,886)	783,845

Total	$(3,426,653)	$931,513	$(251,217)	$(745,741)	$(3,492,098)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Forward Contracts	Futures	Swaps	Purchased Options	Total
Credit contracts	$—	$—	$(149,257)	$—	$(149,257)
Equity contracts	—	—	—	—	—
Foreign exchange contracts	589,683	—	—	(278,256)	311,427
Interest rate contracts	—	317,024	(20,932)	—	296,092

Total	$589,683	$317,024	$(170,189)	$(278,256)	$458,262

For the six months ended April 30, 2010, the Portfolio’s average volume of derivative activities are as follows:

Options Purchased	Futures Long Positions	Futures Short Positions	Forward Currency Contracts-Purchased	Forward Currency Contracts-Sold	Interest Rate Swaps	Credit Default Swaps as Buyer
(Cost)	(Value at Trade Date)	(Value at Trade Date)	(Value at Settlement Date Payable)	(Value at Settlement Date Receivable)	(Notional Amount in USD(000))	(Notional Amount in USD(000))
$1,143,141	$49,021,236	$20,482,536	$89,686,358	$29,511,351	$63,107	$7,138

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Financial Statements

(Unaudited)

APRIL 30, 2010	SEMIANNUAL REPORT

Prudential Global Total Return Fund, Inc.

Statement of Assets and Liabilities

as of April 30, 2010 (Unaudited)

Assets
Investments, at value:
Unaffiliated Investments (cost $110,176,370)	$116,439,328
Affiliated Investments (cost $1,839,231)	1,839,231
Cash	6,019
Foreign currency, at value (cost $10,855)	10,911
Receivable for investments sold	2,058,657
Dividends and interest receivable	1,562,026
Unrealized appreciation on forward foreign currency contracts	483,572
Premium for swaps purchased	233,200
Unrealized appreciation on swaps	34,965
Due from broker—variation margin	25,046
Prepaid expenses and other assets	20,162
Receivable for Fund shares sold	15,446

Total assets	122,728,563

Liabilities
Payable for investments purchased	1,669,062
Unrealized depreciation on forward foreign currency contracts	587,373
Unrealized depreciation on swaps	482,936
Accrued expenses	144,297
Management fee payable	64,158
Payable for Fund shares reacquired	53,627
Premium for swaps written	29,020
Distribution fee payable	27,808
Affiliated transfer agent fee payable	16,057
Deferred directors’ fees	1,725

Total liabilities	3,076,063

Net Assets	$119,652,500

Net assets were comprised of:
Common stock, at par	$178,359
Paid-in capital in excess of par	131,774,568

131,952,927
Distributions in excess of net investment income	(1,038,974)
Accumulated net realized loss on investment and foreign currency transactions	(17,146,852)
Net unrealized appreciation on investments and foreign currencies	5,885,399

Net assets, April 30, 2010	$119,652,500

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

Class A
Net asset value and redemption price per share ($108,701,312 ÷ 16,202,139 shares of common stock issued and outstanding)	$6.71
Maximum sales charge (4.50% of offering price)	.32

Maximum offering price to public	$7.03

Class B
Net asset value, offering price and redemption price per share ($3,211,274 ÷ 479,033 shares of common stock issued and outstanding)	$6.70

Class C
Net asset value, offering price and redemption price per share ($4,456,826 ÷ 667,048 shares of common stock issued and outstanding)	$6.68

Class Z
Net asset value, offering price and redemption price per share ($3,283,088 ÷ 487,666 shares of common stock issued and outstanding)	$6.73

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	43

Statement of Operations

Six Months Ended April 30, 2010 (Unaudited)

Net Investment Income
Interest (net of foreign witholding taxes of $21,463)	$3,439,491
Affiliated dividend income	3,201

Total income	3,442,692

Expenses
Management fee	397,016
Distribution fee—Class A	138,945
Distribution fee—Class B	15,459
Distribution fee—Class C	16,325
Transfer agent’s fee and expenses (including affiliated expense of $36,100)	108,000
Custodian’s fees and expenses	100,000
Reports to shareholders	30,000
Registration fees	28,000
Audit fee	27,000
Legal fees and expenses	11,000
Directors’ fees	7,000
Insurance	2,000
Loan interest expense (Note 7)	128
Miscellaneous	4,794

885,667
Less: expense subsidy (Note 2)	(43,049)

Net expenses	842,618

Net investment income	2,600,074

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	3,024,422
Foreign currency transactions	(2,628,119)
Financial futures contracts transactions	931,513
Swap transactions	(251,217)

1,076,599

Net change in unrealized appreciation (depreciation) on:
Investments	(2,533,248)
Foreign currencies	536,511
Financial futures contracts	317,024
Swaps	(170,189)

(1,849,902)

Net loss on investments	(773,303)

Net Increase In Net Assets Resulting From Operations	$1,826,771

See Notes to Financial Statements.

44	Visit our website at www.prudentialfunds.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2010	Year Ended October 31, 2009
Increase (Decrease) In Net Assets
Operations:
Net investment income	$2,600,074	$5,310,739
Net realized gain on investment and foreign currency transactions	1,076,599	3,516,262
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,849,902)	21,781,862

Net increase in net assets resulting from operations	1,826,771	30,608,863

Dividends (Note 1)
Dividends from net investment income*
Class A	(9,430,172)	(5,175,541)
Class B	(246,211)	(122,443)
Class C	(359,869)	(157,315)
Class Z	(345,580)	(99,474)

	(10,381,832)	(5,554,773)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	9,197,665	5,730,481
Net asset value of shares issued in reinvestment of dividends	7,894,520	3,592,464
Cost of shares reacquired	(13,735,080)	(16,220,482)

Net increase (decrease) in net assets from Fund share transactions	3,357,105	(6,897,537)

Total increase (decrease)	(5,197,956)	18,156,553

Net Assets
Beginning of period	124,850,456	106,693,903

End of period(a)	$119,652,500	$124,850,456

(a) Includes undistributed net investment income of:	$—	$6,742,784

*	Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	45

Notes to Financial Statements

(Unaudited)

Prudential Global Total Return Fund, Inc. (formerly Dryden Global Total Return Fund, Inc.) (the “Fund”), is an open-end, non-diversified management investment company. The Fund’s investment objective is to seek total return made up of current income and capital appreciation.

The Fund seeks to achieve this objective by investing at least 65% of its total assets in income-producing debt securities issued by the U.S. and foreign corporations and governments, supranational organizations, semi-government entities or governmental agencies, authorities or instrumentalities and short-term bank debt securities or bank deposits. The Fund invests primarily in investment-grade securities denominated in U.S. dollars and in foreign currencies.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: In valuing the Fund’s assets, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the then current currency value. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such a day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Corporate bonds, U.S. government securities and convertible debt securities traded in the over-the-counter market, including securities listed on exchanges whose primary market is believed to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Future contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on

46	Visit our website at www.prudentialfunds.com

the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of the valuation.

Short-term debt securities of sufficient credit quality which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the

Prudential Global Total Return Fund, Inc.	47

Notes to Financial Statements

(Unaudited) continued

results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, discount and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses resulting from valuing foreign currency denominated assets (excluding investments) and liabilities at period-end exchange rates are reflected as a component of net unrealized appreciation or depreciation on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value

48	Visit our website at www.prudentialfunds.com

caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currencies, with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the

Prudential Global Total Return Fund, Inc.	49

Notes to Financial Statements

(Unaudited) continued

premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options, guarantees the futures and options contracts against default.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap.

Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest

50	Visit our website at www.prudentialfunds.com

rate swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers or to take an active long or short position with respect to the likelihood of a particular issuer’s default. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively increase investment risk to its portfolio because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund as a seller of protection could be required to pay under a credit default swap agreement would be equal to the notional

Prudential Global Total Return Fund, Inc.	51

Notes to Financial Statements

(Unaudited) continued

amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of credit default swap agreements entered into by the Fund as a buyer for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying /selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credits spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

52	Visit our website at www.prudentialfunds.com

As of April 30, 2010, the Fund has not met conditions under such agreements that give the counterparty the right to call for an early termination.

Forward currency contracts, written options, financial futures contracts, and swap agreements involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Lower rated or unrated securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (an issuer’s inability to meet principal and interest payments on its obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

Security Transactions and Net Investment Income: Security transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income quarterly and distributions of net realized capital and currency gains, if any, annually. Foreign currency losses may reduce the amount of dividends of net investment income. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Prudential Global Total Return Fund, Inc.	53

Notes to Financial Statements

(Unaudited) continued

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of 0.65% of the Fund’s average daily net assets up to $1 billion and 0.60% of such assets in excess of $1 billion. The effective management fee rate was 0.65% for the six months ended April 30, 2010.

PI has voluntarily agreed to reimburse the Fund in order to limit operating expenses (excluding distribution and service (12b-1) fees, interest, taxes, brokerage commissions and certain extraordinary expenses) to 1.10% of the average daily net assets of the Class A, B, C, and Z shares, respectively, which for the six months ended April 30, 2010 amounted to $43,049.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1% and 1% of the average daily

54	Visit our website at www.prudentialfunds.com

net assets of the Class A, B, and C shares, respectively. Through February 28, 2011, PIMS contractually agreed to limit such fees to 0.25% and 0.75% of the average daily net assets of the Class A and Class C shares, respectively.

PIMS has advised the Fund that it has received $45,810 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2010. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2010, it received $4,365 and $126 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of Wells Fargo Advisors LLC (“Wells Fargo”), an affiliate of PI through December 31, 2009. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended April 30, 2010 the Fund incurred approximately $44,500 in total networking fees of which approximately $6,300 was paid to Wells Fargo through December 31, 2009. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Fund invests in the Prudential Core Taxable Money Market Fund (formerly Taxable Money Market Series)(the “Portfolio”), a portfolio of Prudential Investment Portfolios 2 (formerly Dryden Core Investment Fund). The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Portfolio is disclosed on the Statement of Operations as affiliated dividend income.

Prudential Global Total Return Fund, Inc.	55

Notes to Financial Statements

(Unaudited) continued

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding U.S. Government securities and short-term investments, for the six months ended April 30, 2010 aggregated $37,055,100 and $49,305,712 respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2010 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$112,817,678	$8,270,830	$(2,809,949)	$5,460,881

The differences between book and tax basis are primarily attributable to the deferred losses on wash sales and difference in the treatment of amortization of premiums.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2009, of approximately $17,355,500, of which $7,581,800 expires in 2010, $2,252,000 expires in 2014, $279,500 expires in 2015, $4,766,500 expires in 2016 and $2,475,700 expires in 2017. During the year ended October 31, 2009, approximately $3,491,000 of the capital loss carryforward was written off unused due to expiration. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain if the Fund will be able to realize the full benefit of the remaining carryforwards prior to the expiration dates.

Management has analyzed the Fund’s tax positions taken on the federal income tax returns for all open tax years and has concluded that as of April 30, 2010, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

56	Visit our website at www.prudentialfunds.com

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 2 billion authorized shares of common stock at $.01 par value per share, divided equally into Class A, B, C and Z shares.

Class A	Shares	Amount
Six months ended April 30, 2010:
Shares sold	632,693	$4,393,445
Shares issued in reinvestment of dividends	1,063,978	7,112,376
Shares reacquired	(1,432,156)	(9,798,006)

Net increase (decrease) in shares outstanding before conversion	264,515	1,707,815
Shares issued upon conversion from Class B	23,463	165,523

Net increase (decrease) in shares outstanding	287,978	$1,873,338

Year ended October 31, 2009:
Shares sold	388,567	$2,575,234
Shares issued in reinvestment of dividends	518,976	3,271,542
Shares reacquired	(2,083,533)	(13,052,686)

Net increase (decrease) in shares outstanding before conversion	(1,175,990)	(7,205,910)
Shares issued upon conversion from Class B	100,800	636,652

Net increase (decrease) in shares outstanding	(1,075,190)	$(6,569,258)

Prudential Global Total Return Fund, Inc.	57

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six months ended April 30, 2010:
Shares sold	152,197	$1,052,088
Shares issued in reinvestment of dividends	29,075	194,334
Shares reacquired	(84,744)	(575,448)

Net increase (decrease) in shares outstanding before conversion	96,528	670,974
Shares reacquired upon conversion into Class A	(23,496)	(165,523)

Net increase (decrease) in shares outstanding	73,032	$505,451

Year ended October 31, 2009:
Shares sold	63,818	$412,572
Shares issued in reinvestment of dividends	15,593	97,710
Shares reacquired	(141,396)	(865,712)

Net increase (decrease) in shares outstanding before conversion	(61,985)	(355,430)
Shares reacquired upon conversion into Class A	(100,961)	(636,652)

Net increase (decrease) in shares outstanding	(162,946)	$(992,082)

Class C
Six months ended April 30, 2010:
Shares sold	200,709	$1,390,439
Shares issued in reinvestment of dividends	44,090	293,433
Shares reacquired	(168,454)	(1,146,490)

Net increase (decrease) in shares outstanding	76,345	$537,382

Year ended October 31, 2009:
Shares sold	209,007	$1,394,842
Shares issued in reinvestment of dividends	20,349	127,546
Shares reacquired	(283,544)	(1,751,677)

Net increase (decrease) in shares outstanding	(54,188)	$(229,289)

Class Z
Six months ended April 30, 2010:
Shares sold	331,286	$2,361,693
Shares issued in reinvestment of dividends	43,910	294,377
Shares reacquired	(322,325)	(2,215,136)

Net increase (decrease) in shares outstanding	52,871	$440,934

Year ended October 31, 2009:
Shares sold	193,281	$1,347,833
Shares issued in reinvestment of dividends	15,083	95,666
Shares reacquired	(88,900)	(550,407)

Net increase (decrease) in shares outstanding	119,464	$893,092

58	Visit our website at www.prudentialfunds.com

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 22, 2009, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of 0.15% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 20, 2010. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The Fund utilized the line of credit during the six months ended April 30, 2010. The average daily balance for the 2 days the Fund had loans outstanding during the period was approximately $1,656,500 at a weighted average interest rate of 1.39%.

Note 8. New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

Note 9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Prudential Global Total Return Fund, Inc.	59

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended April 30, 2010(a)		Year Ended October 31,
			2009(a)		2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.20		$5.76		$7.00

Income (loss) from investment operations:
Net investment income	.15		.30		.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.05)		1.46		(1.11)

Total from investment operations	.10		1.76		(.80)

Less Dividends and Distributions
Dividends from net investment income*	(.59)		(.32)		(.44)
Tax return of capital distributions	—		—		—

Total dividends and distributions	(.59)		(.32)		(.44)

Net asset value, end of period	$6.71		$7.20		$5.76

Total Return(c):	1.53%		31.42%		(12.19)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$108,701		$114,554		$97,894
Average net assets (000)	$112,079		$103,462		$119,545
Ratios to average net assets(h):
Expenses, including distribution and service (12b-1) fees(d)	1.35	%(e)(f)	1.35	%(e)	1.36	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.10	%(e)(f)	1.10	%(e)	1.11	%(e)
Net investment income	4.29	%(e)(f)	4.78	%(e)	4.55	%(e)
For Class A, B, C and Z shares:
Portfolio turnover rate	54	%(g)	164%		292%

(a)	Calculated based upon average shares outstanding during the period.
(b)	For the ten month period ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

See Notes to Financial Statements.

60	Visit our website at www.prudentialfunds.com

Class A
Ten Months Ended October 31, 2007(a)(b)		Year Ended December 31,
		2006(a)		2005(a)		2004(a)

$6.69		$6.51		$7.55		$7.51

.20		.19		.16		.12
.32		.16		(.74)		.53

.52		.35		(.58)		.65

(.21)		(.17)		(.40)		(.61)
—		—		(.06)		—

(.21)		(.17)		(.46)		(.61)

$7.00		$6.69		$6.51		$7.55

7.81%		5.66%		(7.94)%		9.42%

$122,811		$131,477		$151,399		$189,719
$123,600		$139,865		$169,867		$185,333

1.36	%(e)(f)	1.36	%(e)	1.35	%(e)	1.35	%(e)
1.11	%(e)(f)	1.11	%(e)	1.10	%(e)	1.10	%(e)
3.63	%(e)(f)	2.87	%(e)	2.30	%(e)	1.74	%(e)

234	%(g)	233%		307%		312%

(e)	As of June 1, 2004, the Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes and brokerage commissions and certain extraordinary expenses) to 1.35% of the average daily net assets of Class A. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.44%, 1.19% and 1.63%, respectively, for the year ended December 31, 2004, 1.42%, 1.17%, and 2.23%, respectively, for the year ended December 31, 2005, 1.42%, 1.17% and 2.81%, respectively, for the year ended December 31, 2006, 1.37%, 1.12% and 3.62%, respectively, for the ten-month period ended October 31, 2007, 1.44%, 1.19% and 4.47%, respectively, for the year ended October 31, 2008, 1.51%, 1.26%, and 4.62%, respectively for the year ended October 31, 2009 and 1.42%, 1.17% and 4.21%, respectively, for the six months ended April 30, 2010.
(f)	Annualized.
(g)	Not annualized.
(h)	Does not include expenses of the underlying portfolios in which the Fund invests.
*	Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	61

Financial Highlights

(Unaudited) continued

	Class B

	Six Months Ended April 30, 2010(a)		Year Ended October 31,
			2009(a)		2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.19		$5.76		$6.98

Income (loss) from investment operations:
Net investment income	.12		.25		.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.04)		1.45		(1.10)

Total from investment operations	.08		1.70		(.84)

Less Dividends and Distributions
Dividends from net investment income*	(.57)		(.27)		(.38)
Tax return of capital distributions	—		—		—

Total dividends and distributions	(.57)		(.27)		(.38)

Net asset value, end of period	$6.70		$7.19		$5.76

Total Return(c):	1.14%		30.25%		(12.67)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,211		$2,920		$3,275
Average net assets (000)	$3,118		$2,927		$3,957
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	2.10	%(d)(e)	2.10	%(d)	2.11	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.10	%(d)(e)	1.10	%(d)	1.11	%(d)
Net investment income	3.53	%(d)(e)	4.03	%(d)	3.80	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	For the ten month period ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

See Notes to Financial Statements.

62	Visit our website at www.prudentialfunds.com

Class B
Ten Months Ended October 31, 2007(a)(b)		Year Ended December 31,
		2006(a)		2005(a)		2004(a)

$6.69		$6.51		$7.56		$7.53

.16		.14		.11		.07
.30		.17		(.74)		.52

.46		.31		(.63)		.59

(.17)		(.13)		(.36)		(.56)
—		—		(.06)		—

(.17)		(.13)		(.42)		(.56)

$6.98		$6.69		$6.51		$7.56

7.06%		4.90%		(8.60)%		8.44%

$3,508		$3,874		$5,513		$7,759
$3,627		$4,726		$6,792		$7,854

2.11	% (d)(e)	2.11	% (d)	2.10	% (d)	2.10	% (d)
1.11	% (d)(e)	1.11	% (d)	1.10	% (d)	1.10	% (d)
2.86	% (d)(e)	2.09	% (d)	1.54	% (d)	.99	% (d)

(d)	As of June 1, 2004, the Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes and brokerage commissions and certain extraordinary expenses) to 2.10% of the average daily net assets of Class B. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 2.19%, 1.19% and .90%, respectively, for the year ended December 31, 2004, 2.17%, 1.17%, and 1.47%, respectively, for the year ended December 31, 2005, 2.17%, 1.17% and 2.03%, respectively, for the year ended December 31, 2006, 2.12%, 1.12% and 2.86%, respectively, for the ten-month period ended October 31, 2007, 2.19%, 1.19%, 3.72%, respectively, for the year ended October 31, 2008, 2.26%, 1.26% and 3.87%, respectively, for the year ended October 31, 2009 and 2.17%, 1.17% and 3.46%, respectively, for the six months ended April 30, 2010.
(e)	Annualized.
(f)	Does not include expenses of the underlying portfolios in which the Fund invests.
*	Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	63

Financial Highlights

(Unaudited) continued

	Class C

	Six Months Ended April 30, 2010(a)		Year Ended October 31,
			2009(a)		2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.17		$5.74		$6.97

Income (loss) from investment operations:
Net investment income	.13		.27		.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.04)		1.45		(1.10)

Total from investment operations	.09		1.72		(.82)

Less Dividends and Distributions
Dividends from net investment income*	(.58)		(.29)		(.41)
Tax return of capital distributions	—		—		—

Total dividends and distributions	(.58)		(.29)		(.41)

Net asset value, end of period	$6.68		$7.17		$5.74

Total Return(c):	1.28%		30.73%		(12.51)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,457		$4,236		$3,702
Average net assets (000)	$4,390		$3,467		$3,974
Ratios to average net assets(g):
Expenses, including distribution and service (12b-1) fees(d)	1.85	%(e)(f)	1.85	%(e)	1.86	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.10	%(e)(f)	1.10	%(e)	1.11	%(e)
Net investment income	3.78	%(e)(f)	4.28	%(e)	4.07	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	For the ten month period ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class C shares.

See Notes to Financial Statements.

64	Visit our website at www.prudentialfunds.com

Class C
Ten Months Ended October 31, 2007(a)(b)		Year Ended December 31,
		2006(a)		2005(a)		2004(a)

$6.68		$6.50		$7.55		$7.51

.17		.16		.13		.08
.31		.17		(.75)		.54

.48		.33		(.62)		.62

(.19)		(.15)		(.37)		(.58)
—		—		(.06)		—

(.19)		(.15)		(.43)		(.58)

$6.97		$6.68		$6.50		$7.55

7.29%		5.11%		(8.43)%		8.87%

$2,277		$1,056		$1,161		$1,433
$1,279		$1,470		$1,311		$1,049

1.86	%(e)(f)	1.86	%(e)	1.85	%(e)	1.85	%(e)
1.11	%(e)(f)	1.11	%(e)	1.10	%(e)	1.10	%(e)
3.17	%(e)(f)	2.34	%(e)	1.80	%(e)	1.09	%(e)

(e)	As of June 1, 2004, the Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes and brokerage commissions and certain extraordinary expenses) to 1.85% of the average daily net assets of Class C. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.94%, 1.19% and 1.00%, respectively, for the year ended December 31, 2004, 1.92%, 1.17%, and 1.73%, respectively, for the year ended December 31, 2005, 1.93%, 1.18% and 2.27%, respectively, for the year ended December 31, 2006, 1.87%, 1.12% and 3.32%, respectively, for the ten-month period ended October 31, 2007, 1.94%, 1.19% and 3.99%, respectively, for the year ended October 31, 2008, 2.01%, 1.26% and 4.12%, respectively, for the year ended October 31, 2009 and 1.92%, 1.17% and 3.71%, respectively, for the six months ended April 30, 2010.
(f)	Annualized.
(g)	Does not include expenses of the underlying portfolios in which the Fund invests.
*	Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	65

Financial Highlights

(Unaudited) continued

	Class Z

	Six Months Ended April 30, 2010(a)		Year Ended October 31,
			2009(a)		2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.22		$5.78		$7.02

Income (loss) from investment operations:
Net investment income	.15		.32		.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.04)		1.45		(1.10)

Total from investment operations	.11		1.77		(.78)

Less Dividends and Distributions
Dividends from net investment income*	(.60)		(.33)		(.46)
Tax return of capital distributions	—		—		—

Total dividends and distributions	(.60)		(.33)		(.46)

Net asset value, end of period	$6.73		$7.22		$5.78

Total Return(c):	1.65%		31.62%		(11.90)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,283		$3,141		$1,823
Average net assets (000)	$3,587		$1,942		$2,147
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	1.10	%(d)(e)	1.10	%(d)	1.11	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.10	%(d)(e)	1.10	%(d)	1.11	%(d)
Net investment income	4.59	%(d)(e)	5.03	%(d)	4.78	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	For the ten month period ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

See Notes to Financial Statements.

66	Visit our website at www.prudentialfunds.com

Class Z
Ten Months Ended October 31, 2007(a)(b)		Year Ended December 31,
		2006(a)		2005(a)		2004(a)

$6.72		$6.53		$7.56		$7.52

.21		.20		.18		.14

.31		.17		(.74)		.53

.52		.37		(.56)		.67

(.22)		(.18)		(.41)		(.63)
—		—		(.06)		—

(.22)		(.18)		(.47)		(.63)

$7.02		$6.72		$6.53		$7.56

7.99%		5.84%		(7.62)%		9.68%

$2,163		$2,160		$4,415		$5,386
$2,053		$3,212		$4,901		$4,953

1.11	%(d)(e)	1.11	%(d)	1.10	%(d)	1.10	%(d)

1.11	%(d)(e)	1.11	%(d)	1.10	%(d)	1.10	%(d)
3.86	%(d)(e)	3.06	%(d)	2.55	%(d)	1.95	%(d)

(d)	As of June 1, 2004, the Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes and brokerage commissions and certain extraordinary expenses) to 1.10% of the average daily net assets of Class Z. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.19%, 1.19% and 1.86%, respectively, for the year ended December 31, 2004, 1.17%, 1.17%, and 2.48%, respectively, for the year ended December 31, 2005, 1.17%, 1.17% and 3.00%, respectively, for the year ended December 31, 2006, 1.12%, 1.12% and 3.85%, respectively, for the ten-month period ended October 31, 2007, 1.19%, 1.19% and 4.70%, respectively for the year ended October 31, 2008, 1.26%, 1.26%, 4.88%, respectively, for the year ended October 31, 2009 and 1.17%, 1.17% and 4.52%, respectively, for the six months ended April 30, 2010.
(e)	Annualized.
(f)	Does not include expenses of the underlying portfolios in which the Fund invests.
*	Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	67

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on March 9, 2010, Fund shareholders approved a proposal to elect Directors.

The individuals listed in the table below were elected as directors of the Fund. All directors, with the exception of Mr. Benjamin, served as directors to the Fund prior to the shareholder meeting.

Director	For	Withheld
Kevin J. Bannon	13,420,020.121	371,761.439

Linda W. Bynoe	13,399,777.567	392,003.993

Michael S. Hyland	13,418,717.391	373,064.169

Douglas H. McCorkindale	13,401,618.073	390,163.487

Stephen P. Munn	13,412,087.778	379,693.782

Richard A. Redeker	13,417,933.630	373,847.930

Robin B. Smith	13,404,759.990	387,021.570

Stephen G. Stoneburn	13,418,365.445	373,416.115

Judy A. Rice	13,409,956.372	381,825.188

Scott E. Benjamin	13,413,583,834	378,197.726

68	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Global Total Return Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Global Total Return Fund, Inc.
Share Class	A	B	C	Z
NASDAQ	GTRAX	PBTRX	PCTRX	PZTRX
CUSIP	74439A103	74439A202	74439A301	74439A400

MF169E2    0181339-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Global Total Return Fund, Inc.

By:	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date:	June 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date:	June 24, 2010

By:	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	June 24, 2010